14. CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities Of The Concession [abstract]
Schedule of financial assets and liabilities of concession
Concession financial assets	2020	2019 (Restated)	01/01/2019 (Restated)
Concession financial assets related to the infrastructure
Energy distribution concession (14.1)	530	460	396
Gas distribution concession (14.1)	29	24	—
Indemnifiable receivable – Generation (14.2)	816	816	816
Concession grant fee – Generation concessions (14.3)	2,549	2,468	2,409
	3,924	3,768	3,621
Sector financial assets
Amounts receivable from Parcel A (CVA) and Other Financial Components (14.4)	133	882	1,081
Total	4,058	4,650	4,702

Current assets	258	891	890
Non-current assets	3,799	3,759	3,812
Concession sector liabilities	2020	2019
Amounts receivable from Parcel A (CVA) and Other Financial Components (14.4)	231	—
Total	231	—

Current liabilities	231	—
Non-current liabilities	—	—

Schedule of changes in concession financial assets related to infrastructure

The changes in concession financial assets related to infrastructure are as follows:

	Transmission	Generation	Distribution	Gas	Total
Balances at January 1st 2018 (Restated)	—	4,238	371	—	4,609
Amounts received	—	(1,389)	—	—	(1,389)
Transfers from PP&E	—	—	27	—	27
Others transfers	—	(1)	(1)	—	(2)
Monetary updating	—	377	—	—	377
Disposals	—	—	(1)	—	(1)
Balances at January 1, 2019 (Restated)	—	3,225	396	—	3,621
Amounts received	—	(259)	—	—	(259)
Transfers from contract assets	—	—	48	—	48
Transfers from (to) intangible assets	—	—	(1)	24	23
Monetary updating	—	318	18	—	336
Disposals	—	—	(1)	—	(1)
Balances at December 31, 2019 (Restated)	—	3,284	460	24	3,768
Amounts received	—	(266)	—	—	(266)
Transfers from contract assets	—		60		60
Transfers from (to) intangible assets	—		(5)		(5)
Monetary updating	—	347	15	5	367
Balances at December 31, 2020	—	3,365	530	29	3,924

Schedule of generation indemnity receivable

These balances are recorded as financial assets at fair value through profit or loss, and totaled R$816 on December 31, 2020 and 2019.

Generation plant	Concession expiration date	Installed capacity (MW)	Net balance of assets based on historical cost	Net balance of assets based on fair value (replacement cost)

Lot D
UHE Tress Marias	July 2015	396	71	413
UHE Salto Grande	July 2015	102	11	39
UHE Itutinga	July 2015	52	3	7
UHE Camargos	July 2015	46	8	23
PCH Piau	July 2015	18.01	2	9
PCH Gafanhoto	July 2015	14	1	10
PCH Peti	July 2015	9.4	1	8
PCH Dona Rita	Sep. 2013	2.41	1	1
PCH Tronqueiras	July 2015	8.5	2	12
PCH Joasal	July 2015	8.4	1	8
PCH Martins	July 2015	7.7	2	4
PCH Cajuru	July 2015	7.2	4	4
PCH Paciência	July 2015	4.08	1	4
PCH Marmelos	July 2015	4	1	4
Others
UHE Volta Grande	Feb. 2017	380	26	70
UHE Miranda	Dec. 2016	408	27	23
UHE Jaguara	Aug. 2013	424	40	174
UHE São Simão	Jan. 2015	1,710	2	3
		3,601.70	204	816

Schedule of auction won transferred to related specific purpose companies

The changes in these concession financial assets are as follows:

SPE	Plants	2019	Monetary updating	Amounts received	2020
Cemig Geração Três Marias S.A.	Três Marias	1,402	188	(143)	1,447
Cemig Geração Salto Grande S.A.	Salto Grande	440	59	(45)	454
Cemig Geração Itutinga S.A.	Itutinga	165	25	(19)	171
Cemig Geração Camargos S.A.	Camargos	124	18	(14)	128
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	161	26	(20)	167
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	110	19	(15)	114
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	66	12	(9)	69
Total		2,468	347	(265)	2,550

SPE	Plants	2018	Monetary updating	Amounts received	2019
Cemig Geração Três Marias S.A.	Três Marias	1,370	171	(139)	1,402
Cemig Geração Salto Grande S.A.	Salto Grande	430	54	(44)	440
Cemig Geração Itutinga S.A.	Itutinga	161	23	(19)	165
Cemig Geração Camargos S.A.	Camargos	120	17	(13)	124
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	157	24	(20)	161
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	107	18	(15)	110
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	64	11	(9)	66
Total		2,409	318	(259)	2,468

SPE	Plants	2017	Monetary updating	Amounts received	2018
Cemig Geração Três Marias S.A.	Três Marias	1,330	174	(134)	1,370
Cemig Geração Salto Grande S.A.	Salto Grande	417	55	(42)	430
Cemig Geração Itutinga S.A.	Itutinga	156	23	(18)	161
Cemig Geração Camargos S.A.	Camargos	116	17	(13)	120
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	152	24	(19)	157
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	103	18	(14)	107
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	63	11	(10)	64
Total		2,337	322	(250)	2,409

Schedule of financial assets and financial liabilities with the tariff adjustments

The balance of these sector financial assets and liabilities, which are presented at net value, in assets or liabilities, in accordance with the tariff adjustments that have been authorized, are as follows:

Financial position	2020			2019
	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total
Assets	84	1,562	1,646	1,286	2,144	3,430
Current assets	84	834	918	1,286	1,269	2,555
Non-current assets	—	728	728	—	875	875

Liabilities	(246)	(1,498)	(1,744)	(882)	(1,666)	(2,548)
Current liabilities	(246)	(903)	(1,149)	(882)	(1,033)	(1,915)
Non-current liabilities	—	(595)	(595)	—	(633)	(633)

Total current, net	(162)	(69)	(231)	404	236	640
Total non-current, net	—	133	133	—	242	242
Total, net	(162)	64	(98)	404	478	882

Financial components	2020			2019
	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total
Items of ‘Parcel A’
Energy Development Account (CDE) quota	1	—	1	119	29	148
Tariff for use of transmission facilities of grid participants	1	218	219	(18)	114	96
Tariff for transport of Itaipu supply	—	18	18	9	16	25
Alternative power source program (Proinfa)	—	6	6	11	(6)	5
ESS/EER System Service/Energy Charges	(1)	39	38	(161)	(136)	(297)
Energy bought for resale	4	449	453	661	632	1,293

Other financial components
Over contracting of supply (1)	(56)	165	109	(84)	216	132
Neutrality of Parcel A	(3)	110	107	(30)	(12)	(42)
Other financial items	(86)	(899)	(985)	(71)	(206)	(277)
Tariff Flag balances	—	—	—	—	(103)	(103)
Excess demand and reactive power	(22)	(42)	(64)	(32)	(66)	(98)
TOTAL	(162)	64	(98)	404	478	882

(1)	The wholly-owned subsidiary Cemig D was over contracted in 2017 and 2018 and the gain arising from the sale of the excess of energy in the spot market was provisionally passed through to customers by Aneel in the tariff adjustments of 2018 and 2019, including the portion in excess of the limit of 105% of the regulatory load – thus reducing the tariff that was determined. To establish whether this is a voluntary over contracting, the Company considers that the portion above the regulatory limit will be recovered in the subsequent tariff adjustment. On August 27, 2020, Aneel published the Dispatch 2,508/2020-SRM-SGT, which set new amounts for distributors’ over contracting for the years 2016 and 2017, based on a new valuation criterion established by Aneel Technical Note 97/2020-SRM-SGT – not contained in the regulatory rules which were currently in force. As a result, Cemig D filed an appeal with the Council of Aneel, for the amounts of distribution agents’ over contracting to be reset in accordance with the calculation criteria based on maximum effort contained in Aneel Normative Resolution 453/2011. The Company’s position on this case is reinforced by the fact that the Brazilian Energy Distributors’ Association (Abradee) filed a similar appeal, supported by the opinion of contracted legal advisers. The Company has no expectation of loss in relation to realization of these amounts. The Company recognizes this receivable asset, in the amount of R$222 on December 31, 2020, as ‘Other financial components’ to be ratified. At the reporting date for this financial statements, this matter was pending analysis by Aneel.

Schedule of changes in balances of financial assets and liabilities

Changes in balances of these sector assets and liabilities:

Balance at December 31, 2017	(46)
Additions	1,638
Amortization	335
Others – R&D Reimbursement	(115)
Payments from the Flag Tariff Centralizing Account	(794)
Updating – Selic rate (Note 31)	62
Balance at December 31, 2018	1,080
Additions	724
Amortization	(666)
Payments from the Flag Tariff Centralizing Account	(361)
Updating – Selic rate (Note 31)	105
Balance at December 31, 2019	882
Additions	611
Amortization	(156)
Payments from the Flag Tariff Centralizing Account	(63)
Receipt funds of “Covid-account” (1)	(1,404)
Updating – Selic rate (Note 29)	32
Balance at December 31, 2020	(98)

(1)	The amount received via ‘Covid-account’ will be reversed in a negative financial component in the 2021 or 2022 tariff processes, as detailed in note 1.